RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

An officer of the Company is a partner of a public accounting firm providing nonaudit accounting services to the Company.  For the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2012 and 2013 the Company incurred fees of $52,000, $104,246, and $29,000 and $40,140, respectively, to the accounting firm for accounting and tax services.

The Company rented space from a Company that is owned by three officers of the Company. For the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2012 and 2013, rent paid was $10,500, $40,334, $16,334 and $0, respectively.

As a result of then existing cash shortages, from time to time during the years ended December 31, 2011 and 2012 and for the six months ended June 30, 2013, certain officers advanced from their personal funds amounts due by the Company for outstanding invoices and costs.  Such amounts which were repaid without interest aggregated approximately $0 in 2011 and $28,000 in 2012, and $62,000 in the six months ended June 30, 2013, exclusive of normal travel and entertainment reimbursements.